UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   July 31

Date of Reporting Period:  April 30, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
THE USAA HIGH YIELD OPPORTUNITIES - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2006

 [LOGO OF USAA]
    USAA(R)

                                 USAA HIGH-YIELD
                                         OPPORTUNITIES Fund

                                 [GRAPHIC OF USAA HIGH-YIELD OPPORTUNITIES FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    APRIL 30, 2006

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                                                 MARKET
   AMOUNT                                                                                    COUPON                        VALUE
    (000)    SECURITY                                                                          RATE        MATURITY        (000)
--------------------------------------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (69.4%)

             AEROSPACE & DEFENSE (1.9%)
   $2,000    BE Aerospace, Inc., Senior Subordinated Notes, Series B                           8.88%      5/01/2011     $  2,098
    5,000    DRS Technologies, Inc., Senior Subordinated Notes                                 6.88      11/01/2013        4,987
    1,250    K & F Acquisition, Inc., Senior Subordinated Notes                                7.75      11/15/2014        1,284
                                                                                                                        --------
                                                                                                                           8,369
                                                                                                                        --------
             AGRICULTURAL PRODUCTS (0.7%)
    3,000    Southern States Cooperative, Inc., Senior Notes(a)                               10.50      11/01/2010        3,187
                                                                                                                        --------
             AIR FREIGHT & LOGISTICS (0.5%)
    2,320    Park Ohio Industries, Inc., Senior Subordinated Notes                             8.38      11/15/2014        2,204
                                                                                                                        --------
             APPAREL & ACCESSORIES & LUXURY GOODS (1.2%)
    1,000    Jostens IH Corp., Senior Subordinated Notes                                       7.63      10/01/2012          998
      624    Kellwood Co., Debentures                                                          7.63      10/15/2017          578
    1,000    Kellwood Co., Senior Notes                                                        7.88       7/15/2009        1,006
    1,000    Levi Strauss & Co., Senior Notes                                                  9.74(o)    4/01/2012        1,047
      600    Oxford Industries, Inc., Senior Notes                                             8.88       6/01/2011          624
    1,000    Quiksilver, Inc., Senior Notes                                                    6.88       4/15/2015          970
                                                                                                                        --------
                                                                                                                           5,223
                                                                                                                        --------
             APPLICATION SOFTWARE (0.1%)
      250    Activant Solutions, Inc., Senior Subordinated Notes(a)                            9.50       5/01/2016          255
                                                                                                                        --------
             AUTO PARTS & EQUIPMENT (1.2%)
      250    Affinia Group, Inc., Senior Subordinated Notes                                    9.00      11/30/2014          221
    1,000    Arvinmeritor, Inc., Senior Unsecured Notes                                        8.13       9/15/2015          987
    1,000    Federal-Mogul Corp., Notes                                                        7.75       7/01/2006          574
    2,000    Lear Corp., Senior Notes, Series B                                                8.11       5/15/2009        1,975
      200    Tenneco Automotive, Inc., Senior Subordinated Notes                               8.63      11/15/2014          203
    1,000    Tenneco Automotive, Inc., Senior Secured Notes, Series B                         10.25       7/15/2013        1,114
                                                                                                                        --------
                                                                                                                           5,074
                                                                                                                        --------
             BROADCASTING & CABLE TV (4.3%)
    3,000    Adelphia Communications Corp., Senior Notes, Series B                             9.88       3/01/2007        1,470
    2,500    CCHI, LLC, Senior Secured Notes                                                  11.00      10/01/2015        2,225
    1,000    CCO Holdings, LLC, Senior Notes                                                   8.75      11/15/2013          985
      500    CCO Holdings, LLC, Senior Notes                                                   9.04(o)   12/15/2010          509
    2,000    Charter Communications Holdings II, Senior Notes                                 10.25       9/15/2010        2,030
    2,500    Charter Communications Holdings, LLC, Senior Notes                                8.63       4/01/2009        2,025
    1,000    Charter Communications, Inc., Senior Unsecured Notes, Convertible Bond            4.75       6/01/2006          995
      500    Charter Communications, Inc., Senior Notes, Convertible Bond(a)                   5.88      11/16/2009          375
    3,000    Insight Communications, Inc., Senior Discount Notes                              12.25       2/15/2011        3,210
    2,000    LIN Television Corp., Senior Subordinated Notes-Class B                           6.50       5/15/2013        1,860
    1,500    Mediacom Broadband, LLC, Senior Notes                                             8.50      10/15/2015        1,485
      500    Mediacom Broadband, LLC, Senior Notes                                            11.00       7/15/2013          535
    1,000    Mediacom, LLC, Senior Notes                                                       7.88       2/15/2011          970
                                                                                                                        --------
                                                                                                                          18,674
                                                                                                                        --------
             BUILDING PRODUCTS (0.6%)
    2,500    Nortek, Inc., Senior Subordinated Notes                                           8.50       9/01/2014        2,587
                                                                                                                        --------
             CASINOS & GAMING (1.2%)
    1,000    Inn of the Mountain Gods, Senior Notes                                           12.00      11/15/2010        1,082
    3,000    MGM Mirage, Inc., Senior Notes(a,g)                                               6.75       4/01/2013        2,974

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                                                 MARKET
   AMOUNT                                                                                    COUPON                        VALUE
    (000)    SECURITY                                                                          RATE        MATURITY        (000)
--------------------------------------------------------------------------------------------------------------------------------
   $  250    Mohegan Tribal Gaming Auth., Senior Notes                                         6.13%      2/15/2013     $    245
    1,000    Mohegan Tribal Gaming Auth., Senior Subordinated Notes                            6.88       2/15/2015          975
                                                                                                                        --------
                                                                                                                           5,276
                                                                                                                        --------
             CATALOG RETAIL (0.3%)
    1,500    Harry & David Operations Corp., Senior Notes                                      9.00       3/01/2013        1,406
                                                                                                                        --------
             COAL & CONSUMABLE FUELS (0.2%)
      500    Peabody Energy Corp., Senior Notes(a)                                             5.88       4/15/2016          476
      500    Peabody Energy Corp., Senior Notes, Series B                                      6.88       3/15/2013          510
                                                                                                                        --------
                                                                                                                             986
                                                                                                                        --------
             COMMERCIAL PRINTING (0.3%)
    1,000    Cenveo Corp., Senior Notes                                                        9.63       3/15/2012        1,075
                                                                                                                        --------
             COMMODITY CHEMICALS (0.3%)
    1,250    Lyondell Chemical Co., Senior Subordinated Notes                                 10.88       5/01/2009        1,278
                                                                                                                        --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (3.7%)
    4,000    Case Corp., Notes                                                                 7.25       1/15/2016        3,950
      250    Manitowoc Co., Inc., Senior Notes                                                 7.13      11/01/2013          257
      650    Manitowoc Co., Inc., Senior Subordinated Notes                                   10.50       8/01/2012          716
    2,000    Neff Rental, LLC, Senior Secured Notes(a)                                        11.25       6/15/2012        2,210
    1,000    Terex Corp., Senior Subordinated Notes                                            7.38       1/15/2014        1,020
    4,000    United Rentals North America, Inc., Senior Notes                                  6.50       2/15/2012        3,940
    4,000    United Rentals North America, Inc., Senior Subordinated Notes                     7.75      11/15/2013        4,040
                                                                                                                        --------
                                                                                                                          16,133
                                                                                                                        --------
             CONSTRUCTION MATERIALS (0.9%)
    2,000    Mueller Group, Inc., Senior Subordinated Notes                                   10.00       5/01/2012        2,202
    1,000    Mueller Holdings, Inc., Senior Discount Notes, 14.75%, 4/15/2009                 10.91(c)    4/15/2014          830
    1,000    Panolam Industries International, Inc., Senior Subordinated Notes(a)             10.75      10/01/2013          983
                                                                                                                        --------
                                                                                                                           4,015
                                                                                                                        --------
             CONSUMER FINANCE (2.5%)
    2,000    Ford Motor Credit Co., Senior Notes                                               4.95       1/15/2008        1,860
    3,000    Ford Motor Credit Co., Notes                                                      9.47       4/15/2012        3,018
    3,000    General Motors Acceptance Corp., Notes                                            6.13       9/15/2006        2,976
    2,000    General Motors Acceptance Corp., Notes                                            6.13       8/28/2007        1,945
    1,000    General Motors Acceptance Corp., Notes                                            6.75      12/01/2014          913
                                                                                                                        --------
                                                                                                                          10,712
                                                                                                                        --------
             DATA PROCESSING & OUTSOURCED SERVICES (2.7%)
    7,000    Iron Mountain, Inc., Senior Subordinated Notes                                    7.75       1/15/2015        7,140
    3,000    SunGard Data Systems, Inc., Senior Notes                                          3.75       1/15/2009        2,797
    1,500    SunGard Data Systems, Inc., Senior Subordinated Notes(a)                         10.25       8/15/2015        1,613
                                                                                                                        --------
                                                                                                                          11,550
                                                                                                                        --------
             DISTRIBUTORS (0.2%)
      750    Adesa, Inc., Senior Subordinated Notes                                            7.63       6/15/2012          763
                                                                                                                        --------
             DIVERSIFIED CHEMICALS (0.9%)
      750    Equistar Chemical Co., Senior Unsecured Notes                                    10.63       5/01/2011          819
      461    Huntsman ICI Chemicals, LLC, Senior Subordinated Notes                           10.13       7/01/2009          471
    2,500    Huntsman International, LLC, Senior Subordinated Notes(a)                         7.38       1/01/2015        2,513
                                                                                                                        --------
                                                                                                                           3,803
                                                                                                                        --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                                                 MARKET
   AMOUNT                                                                                    COUPON                        VALUE
    (000)    SECURITY                                                                          RATE        MATURITY        (000)
--------------------------------------------------------------------------------------------------------------------------------
             DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (1.7%)
   $  500    Brickman Group Ltd., Senior Subordinated Notes, Series B                         11.75%     12/15/2009     $    546
    1,500    Knowledge Learning Corp., Senior Subordinated Notes(a)                            7.75       2/01/2015        1,444
      600    Mac-Gray Corp., Senior Notes                                                      7.63       8/15/2015          616
    4,500    Williams Scotsman, Inc., Senior Notes                                             8.50      10/01/2015        4,612
                                                                                                                        --------
                                                                                                                           7,218
                                                                                                                        --------
             DRUG RETAIL (0.4%)
    1,500    Rite Aid Corp., Senior Secured Notes                                              8.13       5/01/2010        1,547
                                                                                                                        --------
             ELECTRIC UTILITIES (0.4%)
      942    FPL Energy National Wind Portfolio, LLC, Senior Secured Bonds(a)                  6.13       3/25/2019          920
      871    FPL Energy Wind Funding, LLC, Notes(a)                                            6.88       6/27/2017          875
                                                                                                                        --------
                                                                                                                           1,795
                                                                                                                        --------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
      500    UCAR Finance, Inc., Senior Notes                                                 10.25       2/15/2012          536
                                                                                                                        --------
             ELECTRONIC EQUIPMENT MANUFACTURERS (0.4%)
    1,500    Itron, Inc., Senior Subordinated Notes                                            7.75       5/15/2012        1,545
                                                                                                                        --------
             ENVIRONMENTAL & FACILITIES SERVICES (1.0%)
    1,000    Allied Waste North America, Inc., Senior Notes, Series B                          7.25       3/15/2015        1,023
    1,000    Allied Waste North America, Inc., Senior Notes                                    7.88       4/15/2013        1,042
    2,000    Allied Waste North America, Inc., Senior Notes, Series B                          8.50      12/01/2008        2,110
                                                                                                                        --------
                                                                                                                           4,175
                                                                                                                        --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
      500    IMC Global, Inc., Debentures                                                      6.88       7/15/2007          506
      500    IMC Global, Inc., Senior Notes                                                   10.88       8/01/2013          568
                                                                                                                        --------
                                                                                                                           1,074
                                                                                                                        --------
             GAS UTILITIES (0.1%)
      500    Southern Star Central Corp., Senior Notes(a)                                      6.75       3/01/2016          505
                                                                                                                        --------
             HEALTH CARE EQUIPMENT (0.1%)
      500    Fisher Scientific International, Inc., Senior Subordinated Notes                  6.75       8/15/2014          503
                                                                                                                        --------
             HEALTH CARE FACILITIES (0.9%)
      500    Community Health Systems, Inc., Senior Subordinated Notes                         6.50      12/15/2012          489
    1,000    Select Medical Corp., Senior Subordinated Notes                                   7.63       2/01/2015          917
    2,000    Tenet Healthcare Corp., Senior Notes                                              6.38      12/01/2011        1,870
      500    United Surgical Partners, Inc., Senior Subordinated Notes                        10.00      12/15/2011          533
                                                                                                                        --------
                                                                                                                           3,809
                                                                                                                        --------
             HEALTH CARE SERVICES (1.0%)
    1,000    Alliance Imaging, Inc., Senior Subordinated Notes                                 7.25      12/15/2012          880
      750    AMR Holdco, Inc., Senior Subordinated Notes                                      10.00       2/15/2015          803
      500    Omnicare, Inc., Senior Subordinated Notes                                         6.88      12/15/2015          498
    2,000    Psychiatric Solutions, Inc., Senior Subordinated Notes                            7.75       7/15/2015        2,055
                                                                                                                        --------
                                                                                                                           4,236
                                                                                                                        --------
             HOME FURNISHINGS (0.5%)
      500    Interface, Inc., Senior Notes                                                    10.38       2/01/2010          550
    1,500    Sealy Mattress Co., Senior Subordinated Notes                                     8.25       6/15/2014        1,583
                                                                                                                        --------
                                                                                                                           2,133
                                                                                                                        --------

4

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                                                 MARKET
   AMOUNT                                                                                    COUPON                        VALUE
    (000)    SECURITY                                                                          RATE        MATURITY        (000)
--------------------------------------------------------------------------------------------------------------------------------
             HOMEBUILDING (0.2%)
   $1,000    William Lyon Homes, Inc., Senior Secured Notes                                    7.63%     12/15/2012     $    878
                                                                                                                        --------
             HOTELS, RESORTS, & CRUISE LINES (0.4%)
    1,500    Kerzner International Ltd., Senior Subordinated Notes                             6.75      10/01/2015        1,568
                                                                                                                        --------
             HOUSEHOLD APPLIANCES (0.1%)
      427    Windmere-Durable Holdings, Inc., Senior Subordinated Notes                       10.00       7/31/2008          407
                                                                                                                        --------
             HOUSEHOLD PRODUCTS (0.7%)
    3,650    JohnsonDiversey Holdings Inc., Senior Discount Notes, 10.67%, 5/15/2007           9.10(c)    5/15/2013        3,112
                                                                                                                        --------
             HOUSEWARES & SPECIALTIES (0.2%)
    1,000    Ames True Temper Inc., Senior Notes                                               9.05(o)    1/15/2012          968
                                                                                                                        --------
             INTEGRATED OIL & GAS (0.1%)
      500    Basic Energy Services, Inc., Senior Notes(a)                                      7.13       4/15/2016          501
                                                                                                                        --------
             INTEGRATED TELECOMMUNICATION SERVICES (2.2%)
    2,500    Hawaiian Telcom Communications, Inc., Senior Notes(a)                             9.75       5/01/2013        2,594
    1,000    LCI International, Inc., Senior Notes                                             7.25       6/15/2007        1,005
    5,000    Qwest Communications International, Inc., Senior Notes                            7.25       2/15/2011        5,037
    1,000    Qwest Communications International, Inc., Senior Notes                            8.25(o)    2/15/2009        1,028
                                                                                                                        --------
                                                                                                                           9,664
                                                                                                                        --------
             LEISURE FACILITIES (0.3%)
    1,500    Town Sports International Holdings, Inc., Senior Discount
                Notes, 11.00%, 2/01/2009                                                      11.00(c)    2/01/2014        1,178
                                                                                                                        --------
             LEISURE PRODUCTS (0.2%)
    1,000    Riddell Bell Holdings, Inc., Senior Subordinated Notes                            8.38      10/01/2012        1,015
                                                                                                                        --------
             LIFE & HEALTH INSURANCE (0.5%)
    1,000    AAG Holding Co., Inc., Senior Notes                                               6.88       6/01/2008        1,028
    1,000    Americo Life, Inc., Senior Notes(a)                                               7.88       5/01/2013          996
                                                                                                                        --------
                                                                                                                           2,024
                                                                                                                        --------
             MANAGED HEALTH CARE (0.2%)
    1,000    Highmark, Inc., Senior Notes(a)                                                   6.80       8/15/2013        1,034
                                                                                                                        --------
             METAL & GLASS CONTAINERS (0.9%)
      250    AEP Industries, Inc., Senior Unsubordinated Notes                                 7.88       3/15/2013          255
    1,000    Crown Americas, LLC, Senior Notes(a)                                              7.75      11/15/2015        1,028
    2,000    Graham Packaging Co., LP, Senior Notes                                            8.50      10/15/2012        2,047
      500    Owens Brockway Glass Container, Inc., Senior Notes                                6.75      12/01/2014          485
                                                                                                                        --------
                                                                                                                           3,815
                                                                                                                        --------
             MOVIES & ENTERTAINMENT (1.8%)
    3,000    Carmike Cinemas, Inc., Senior Subordinated Notes                                  7.50       2/15/2014        2,910
    3,000    Cinemark, Inc., Senior Discount Notes, 9.75%, 3/15/2009                           8.90(c)    3/15/2014        2,407
    2,250    Lodgenet Entertainment Corp., Senior Subordinated Notes                           9.50       6/15/2013        2,436
                                                                                                                        --------
                                                                                                                           7,753
                                                                                                                        --------
             MULTI-LINE INSURANCE (1.7%)
    2,550    AFC Capital Trust I, Guaranteed Notes, Series B                                   8.21       2/03/2027        2,573
    1,000    Farmers Exchange Capital, Surplus Notes(a)                                        7.05       7/15/2028          974

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                                                 MARKET
   AMOUNT                                                                                    COUPON                        VALUE
    (000)    SECURITY                                                                          RATE        MATURITY        (000)
--------------------------------------------------------------------------------------------------------------------------------
   $1,700    Farmers Insurance Exchange, Surplus Notes(a)                                      8.63%      5/01/2024     $  1,935
    2,000    Oil Casualty Insurance Ltd., Subordinated Debentures(a)                           8.00       9/15/2034        1,904
                                                                                                                        --------
                                                                                                                           7,386
                                                                                                                        --------
             MULTI-SECTOR HOLDINGS (1.6%)
    6,775    Leucadia National Corp., Senior Subordinated Notes                                8.65       1/15/2027        7,063
                                                                                                                        --------
             MULTI-UTILITIES (2.3%)
    3,000    Mirant Corp., Senior Notes                                                        8.30       5/01/2011        3,112
      250    MSW Energy Holdings II, LLC, Senior Secured Notes, Series B                       7.38       9/01/2010          258
      250    MSW Energy Holdings, LLC, Senior Secured Notes, Series B                          8.50       9/01/2010          265
    1,000    NRG Energy, Inc., Senior Notes                                                    7.38       2/01/2016        1,009
    1,500    Reliant Energy, Inc., Senior Secured Notes                                        6.75      12/15/2014        1,373
    2,000    Sierra Pacific Resources, Senior Notes                                            8.63       3/15/2014        2,170
    1,842    Tenaska Oklahoma, LP, Senior Secured Notes(a)                                     6.53      12/30/2014        1,774
                                                                                                                        --------
                                                                                                                           9,961
                                                                                                                        --------
             OIL & GAS EQUIPMENT & SERVICES (0.5%)
      750    Dresser, Inc., Senior Notes                                                       9.38       4/15/2011          790
    1,000    Hanover Compressor Co., Senior Notes                                              7.50       4/15/2013        1,010
      222    Hanover Equipment Trust, Senior Secured Notes, Series 2001A                       8.50       9/01/2008          229
                                                                                                                        --------
                                                                                                                           2,029
                                                                                                                        --------
             OIL & GAS EXPLORATION & PRODUCTION (2.1%)
      500    Chaparral Energy, Inc., Senior Notes(a)                                           8.50      12/01/2015          517
    2,000    Compton Petroleum Finance Corp., Senior Notes(a)                                  7.63      12/01/2013        1,992
    2,250    Energy Partners Ltd., Senior Unsecured Notes                                      8.75       8/01/2010        2,315
    1,000    Pogo Producing Co., Senior Subordinated Notes                                     6.88      10/01/2017          980
    2,000    Southwestern Energy Co., MTN                                                      7.63       5/01/2027(m)     2,044
    1,000    Whiting Petroleum Corp., Senior Subordinated Notes                                7.25       5/01/2013        1,005
                                                                                                                        --------
                                                                                                                           8,853
                                                                                                                        --------
             OIL & GAS REFINING & MARKETING (0.5%)
    1,000    Amerigas Partners, LP, Senior Unsecured Notes, Series B                           7.25       5/20/2015        1,000
    1,000    Pacific Energy Partners, LP, Senior Notes                                         7.13       6/15/2014        1,015
                                                                                                                        --------
                                                                                                                           2,015
                                                                                                                        --------
             OIL & GAS STORAGE & TRANSPORTATION (1.8%)
    2,000    El Paso Corp., Senior Debentures(a)                                               6.50       6/01/2008        2,003
      750    OMI Corp., Senior Notes                                                           7.63      12/01/2013          774
      500    Overseas Shipholding Group, Inc., Senior Notes                                    8.25       3/15/2013          531
    2,000    Targa Resources, Inc., Senior Notes(a)                                            8.50      11/01/2013        2,040
    2,000    Tennessee Gas Pipeline Co., Debentures                                            7.00      10/15/2028        1,950
      500    Transcontinental Gas Pipeline Corp., Senior Notes, Series B                       8.88       7/15/2012          567
                                                                                                                        --------
                                                                                                                           7,865
                                                                                                                        --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
    2,000    ZFS Finance USA Trust II, Bonds(a)                                                6.45      12/15/2065        1,887
                                                                                                                        --------
             PACKAGED FOODS & MEAT (1.4%)
      500    Del Monte Corp., Senior Subordinated Notes                                        6.75       2/15/2015          481
      500    Del Monte Corp., Senior Subordinated Notes                                        8.63      12/15/2012          529
    3,000    Michael Foods, Inc., Senior Subordinated Notes                                    8.00      11/15/2013        3,007
    1,000    Pilgrims Pride Corp., Senior Subordinated Notes                                   9.25      11/15/2013        1,015
    1,175    Reddy Ice Holdings, Inc., Senior Discount Notes, 10.50%, 11/01/2008               9.19(c)   11/01/2012          964
                                                                                                                        --------
                                                                                                                           5,996
                                                                                                                        --------

6

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                                                 MARKET
   AMOUNT                                                                                    COUPON                        VALUE
    (000)    SECURITY                                                                          RATE        MATURITY        (000)
--------------------------------------------------------------------------------------------------------------------------------
             PAPER PACKAGING (1.8%)
   $  250    Graphic Packaging Corp., Senior Subordinated Notes                                8.63%      2/15/2012     $    249
    4,000    Graphic Packaging International, Inc., Senior Notes                               8.50       8/15/2011        4,040
    3,000    Graphic Packaging International, Inc., Senior Subordinated Notes                  9.50       8/15/2013        2,929
      500    Longview Fibre Co., Senior Subordinated Notes                                    10.00       1/15/2009          525
                                                                                                                        --------
                                                                                                                           7,743
                                                                                                                        --------
             PAPER PRODUCTS (0.3%)
    1,000    Boise Cascade, LLC, Senior Subordinated Notes                                     7.13      10/15/2014          958
      250    P.H. Glatfelter Co., Senior Notes(a)                                              7.13       5/01/2016          251
                                                                                                                        --------
                                                                                                                           1,209
                                                                                                                        --------
             PERSONAL PRODUCTS (0.7%)
    1,100    Chattem, Inc., Senior Subordinated Notes                                          7.00       3/01/2014        1,100
      750    Del Laboratories, Inc., Senior Subordinated Notes                                 8.00       2/01/2012          589
      750    Elizabeth Arden, Inc., Senior Subordinated Notes                                  7.75       1/15/2014          767
      652    Jafra Cosmetics International, Inc., Senior Subordinated Notes                   10.75       5/15/2011          709
                                                                                                                        --------
                                                                                                                           3,165
                                                                                                                        --------
             PHARMACEUTICALS (0.5%)
    2,325    Warner Chilcott Corp., Senior Subordinated Notes(a)                               9.25       2/01/2015        2,325
                                                                                                                        --------
             PROPERTY & CASUALTY INSURANCE (2.4%)
    2,000    Fidelity National Title Group, Inc., Notes                                        7.30       8/15/2011        2,055
    2,000    First American Capital Trust I, Cumulative Trust Preferred Securities             8.50       4/15/2012        2,106
    1,000    Kingsway America, Inc., Senior Notes                                              7.50       2/01/2014        1,003
    2,000    Markel Capital Trust I, Capital Securities, Series B                              8.71       1/01/2046        2,100
    1,000    Ohio Casualty Corp., Notes                                                        7.30       6/15/2014        1,030
    2,000    Zenith National Insurance Capital Trust, Guaranteed Notes(a)                      8.55       8/01/2028        2,090
                                                                                                                        --------
                                                                                                                          10,384
                                                                                                                        --------
             PUBLISHING (3.4%)
    1,700    Advanstar Communications, Inc., Second Priority Senior
                Secured Exchange Notes                                                        10.75       8/15/2010        1,855
    2,000    American Media Operations, Inc., Senior Subordinated Notes, Series B             10.25       5/01/2009        1,897
    5,500    Houghton Mifflin Co., Senior Subordinated Notes                                   9.88       2/01/2013        5,926
    1,000    Network Communications, Inc., Senior Notes(a)                                    10.75      12/01/2013        1,033
    2,000    Penton Media, Inc., Senior Subordinated Notes                                    10.38       6/15/2011        1,900
    2,000    Primedia, Inc., Senior Notes                                                      8.88       5/15/2011        1,945
                                                                                                                        --------
                                                                                                                          14,556
                                                                                                                        --------
             REAL ESTATE INVESTMENT TRUSTS (0.6%)
    1,000    Host Marriott, LP, Senior Notes                                                   6.38       3/15/2015          972
      500    Host Marriott, LP, Senior Notes                                                   7.13      11/01/2013          509
      500    Host Marriott, LP, Senior Unsecured Notes, Series I                               9.50       1/15/2007          512
      500    Thornburg Mortgage, Inc., Senior Notes                                            8.00       5/15/2013          499
                                                                                                                        --------
                                                                                                                           2,492
                                                                                                                        --------
             REINSURANCE (0.4%)
    2,000    PXRE Capital Trust I, Pass-Through Certificates                                   8.85       2/01/2027        1,675
                                                                                                                        --------
             RESTAURANTS (1.2%)
    1,250    Friendly Ice Cream Corp., Senior Notes(g)                                         8.38       6/15/2012        1,122
    2,000    Landry's Restaurants, Inc., Senior Notes                                          7.50      12/15/2014        1,940
    2,250    Sbarro, Inc., Senior Notes                                                       11.00       9/15/2009        2,317
                                                                                                                        --------
                                                                                                                           5,379
                                                                                                                        --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                                                 MARKET
   AMOUNT                                                                                    COUPON                        VALUE
    (000)    SECURITY                                                                          RATE        MATURITY        (000)
--------------------------------------------------------------------------------------------------------------------------------
             SPECIALTY CHEMICALS (1.3%)
   $1,000    Nalco Co., Senior Subordinated Notes                                              8.88%     11/15/2013     $  1,038
      500    Pliant Corp., Senior Secured Notes                                               11.13       9/01/2009          529
    1,500    PQ Corp., Senior Subordinated Notes(a)                                            7.50       2/15/2013        1,447
    2,000    Rockwood Specialties Group, Inc., Senior Subordinated Notes                       7.50      11/15/2014        2,005
      365    Rockwood Specialties Group, Inc., Senior Subordinated Notes                      10.63       5/15/2011          398
                                                                                                                        --------
                                                                                                                           5,417
                                                                                                                        --------
             SPECIALTY STORES (0.5%)
    2,250    Petro Stopping Centers, LP, Senior Notes                                          9.00       2/15/2012        2,284
                                                                                                                        --------
             STEEL (1.5%)
    2,500    AK Steel Holding Corp., Senior Notes                                              7.75       6/15/2012        2,544
    1,250    Metals USA, Inc., Senior Secured Notes                                           11.13      12/01/2015        1,391
    2,000    Ryerson Tull, Inc., Senior Notes, Series B                                        8.25      12/15/2011        2,000
      325    U.S. Steel, LLC, Senior Notes                                                    10.75       8/01/2008          354
                                                                                                                        --------
                                                                                                                           6,289
                                                                                                                        --------
             TEXTILES (0.2%)
    1,000    Unifi, Inc., Notes, Series B                                                      6.50       2/01/2008        1,003
                                                                                                                        --------
             TIRES & RUBBER (0.8%)
    2,925    Goodyear Tire & Rubber Co., Senior Secured Notes                                 11.25       3/01/2011        3,305
                                                                                                                        --------
             TOBACCO (0.4%)
    2,000    Universal Corp., MTN, Series C                                                    5.20      10/15/2013        1,808
                                                                                                                        --------
             WIRELESS TELECOMMUNICATION SERVICES (2.8%)
    1,250    Airgate PCS, Inc., Senior Secured Notes                                           8.80(o)   10/15/2011        1,293
    1,000    American Tower Corp., Senior Notes                                                7.50       5/01/2012        1,039
    4,150    Intelsat, Ltd., Senior Notes                                                      5.25      11/01/2008        4,025
    2,000    IPCS, Inc., Senior Notes                                                         11.50       5/01/2012        2,290
      250    Nextel Partners, Inc., Senior Notes                                               8.13       7/01/2011          266
    2,000    Rural Cellular Corp., Senior Subordinated Notes                                   9.75       1/15/2010        2,070
      325    SBA Communications Corp., Senior Notes                                            8.50      12/01/2012          362
      681    SBA Telecom, Inc., Senior Discount Notes, 9.75%, 12/15/2007                       9.75(c)   12/15/2011          655
                                                                                                                        --------
                                                                                                                          12,000
                                                                                                                        --------
             Total corporate obligations (cost: $296,757)                                                                299,652
                                                                                                                        --------
             EURODOLLAR AND YANKEE OBLIGATIONS (12.9%)(d)

             ALUMINUM (0.2%)
    1,000    Novelis, Inc., Senior Notes (Canada)(a)                                           7.25       2/15/2015          975
                                                                                                                        --------
             BROADCASTING & CABLE TV (1.3%)
      500    C&M Finance Ltd., Senior Notes (Korea)(a)                                         8.10       2/01/2016          492
    1,145    CanWest Media, Inc., Senior Subordinated Notes, Series B (Canada)                 8.00       9/15/2012        1,165
      500    NTL Cable plc, Senior Notes (United Kingdom)                                      8.75       4/15/2014          519
      500    NTL Cable plc, Senior Notes (United Kingdom)                                      9.75       4/15/2014          961
    2,000    UPC Holding B.V., Senior Notes (Netherlands)(a)                                   7.75       1/15/2014        2,438
                                                                                                                        --------
                                                                                                                           5,575
                                                                                                                        --------
             COMMODITY CHEMICALS (0.2%)
      650    BCP Crystal US Holdings Corp., Senior Subordinated Notes (Germany)                9.63       6/15/2014          718
                                                                                                                        --------
             COMMUNICATIONS EQUIPMENT (0.5%)
    2,000    Cablemas S.A. de C.V., Senior Guaranteed Notes (Mexico)(a)                        9.38      11/15/2015        2,147
                                                                                                                        --------

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                                                 MARKET
   AMOUNT                                                                                    COUPON                        VALUE
    (000)    SECURITY                                                                          RATE        MATURITY        (000)
--------------------------------------------------------------------------------------------------------------------------------
             DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
   $  250    Sensata Technologies B.V., Senior Notes (Netherlands)(a)                          8.00%      5/01/2014     $    254
      250    Sensata Technologies B.V., Senior Subordinated Notes (Netherlands)(a)             9.00       5/01/2016          325
                                                                                                                        --------
                                                                                                                             579
                                                                                                                        --------
             DIVERSIFIED BANKS (0.5%)
    2,000    UFJ Finance Aruba AEC, Notes (Japan)                                              8.75      11/29/2049        2,130
                                                                                                                        --------
             DIVERSIFIED CHEMICALS (0.4%)
    2,000    INEOS Group Holdings, plc, Notes (United Kingdom)(a)                              8.50       2/15/2016        1,903
                                                                                                                        --------
             DIVERSIFIED METALS & MINING (0.2%)
    1,000    Glencore Funding, LLC, Notes (Switzerland)(a)                                     6.00       4/15/2014          944
                                                                                                                        --------
             DRUG RETAIL (0.7%)
    3,100    Jean Coutu Group PJC, Inc., Senior Subordinated Notes (Canada)(g)                 8.50       8/01/2014        2,929
                                                                                                                        --------
             FOOD RETAIL (1.1%)
    4,479    Ahold Lease USA, Inc., Pass-Through Certificates,
                Series 2001, Class A-1 (Netherlands)                                           7.82       1/02/2020        4,658
                                                                                                                        --------
             FOREST PRODUCTS (0.2%)
    1,000    Ainsworth Lumber Co. Ltd., Senior Notes (Canada)                                  8.71(o)   10/01/2010        1,015
                                                                                                                        --------
             HOTELS, RESORTS, & CRUISE LINES (0.2%)
      750    Intrawest Corp., Senior Notes (Canada)                                            7.50      10/15/2013          761
                                                                                                                        --------
             MARINE (0.4%)
    1,000    Stena AB, Senior Notes (Sweden)                                                   7.00      12/01/2016          948
      500    Stena AB, Senior Notes (Sweden)                                                   9.63      12/01/2012          546
                                                                                                                        --------
                                                                                                                           1,494
                                                                                                                        --------
             OIL & GAS DRILLING (0.2%)
      899    Delek & Avner-Yam Tethys Ltd., Secured Notes (Israel)(a)                          5.33       8/01/2013          867
                                                                                                                        --------
             OIL & GAS EQUIPMENT & SERVICES (0.2%)
    1,000    Compagnie Generale de Geophysique, Senior Notes (France)                          7.50       5/15/2015        1,038
                                                                                                                        --------
             OIL & GAS EXPLORATION & PRODUCTION (0.2%)
    1,000    Compton Petroleum Finance, Corp., Senior Notes (Canada)                           7.63      12/01/2013          996
                                                                                                                        --------
             PAPER PACKAGING (0.9%)
    2,000    JSG Funding plc, Senior Subordinated Notes (Ireland)                              7.75       4/01/2015        1,850
    2,000    JSG Funding plc, Senior Notes (Ireland)                                           9.63      10/01/2012        2,125
                                                                                                                        --------
                                                                                                                           3,975
                                                                                                                        --------
             PAPER PRODUCTS (1.2%)
    2,000    Abitibi-Consolidated, Inc., Senior Notes (Canada)                                 8.38       4/01/2015        2,030
    2,098    Cascades, Inc., Senior Notes (Canada)                                             7.25       2/15/2013        2,004
    1,000    Fraser Papers, Inc., Senior Notes (Canada)                                        8.75       3/15/2015          905
                                                                                                                        --------
                                                                                                                           4,939
                                                                                                                        --------
             RAILROADS (2.0%)
    8,000    Kansas City Southern de Mexico, S.A. de C.V., Senior Notes (Mexico)               9.38       5/01/2012        8,640
                                                                                                                        --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                                                 MARKET
   AMOUNT                                                                                    COUPON                        VALUE
    (000)    SECURITY                                                                          RATE        MATURITY        (000)
--------------------------------------------------------------------------------------------------------------------------------
             REAL ESTATE INVESTMENT TRUSTS (0.2%)
   $1,000    Westfield Capital Corp., Senior Notes (Australia)(a)                              5.13%     11/15/2014     $    943
                                                                                                                        --------
             REINSURANCE (1.1%)
    3,000    Montpelier Re Holdings Ltd., Senior Notes (Bermuda)                               6.13       8/15/2013        2,836
    2,000    Platinum Underwriters Finance, Inc., Guaranteed Notes,
                Series B (Bermuda)                                                             7.50       6/01/2017        1,957
                                                                                                                        --------
                                                                                                                           4,793
                                                                                                                        --------
             SEMICONDUCTORS (0.4%)
    1,750    New Asat Finance Ltd., Senior Notes (Hong Kong)                                   9.25       2/01/2011        1,514
                                                                                                                        --------
             SPECIALTY CHEMICALS (0.5%)
    2,000    Nell AF SARL, Senior Notes (Luxembourg)(a)                                        8.38       8/15/2015        1,990
                                                                                                                        --------
             Total Eurodollar and Yankee obligations (cost: $55,460)                                                      55,523
                                                                                                                        --------
             ASSET-BACKED SECURITIES (6.0%)

             AIRLINES (5.8%)
             America West Airlines, Inc., Pass-Through Certificates,
    1,530       Series 1998-1, Class A, EETC                                                   6.87       1/02/2017        1,535
      810       Series 1998-1, Class B                                                         7.12       1/02/2017          777
    5,000    American Airlines, Inc., Pass-Through Certificates,
                Series 2001-1, Class A-2, EETC                                                 6.82       5/23/2011        4,915
             Continental Airlines, Inc., Pass-Through Certificates,
    1,021       Series 2001-1, Class C                                                         7.03       6/15/2011          970
    1,526       Series 2000-2, Class A-1                                                       7.71       4/02/2021        1,607
      695       Series 2000-1, Class C-1                                                       8.50       5/01/2011          672
             United Airlines, Pass-Through Certificates,
    8,463       Series 2000-1, Class A-1                                                       7.78       1/01/2014        8,707
    6,076       Series 2000-1                                                                  8.03       7/01/2011        6,098
                                                                                                                        --------
                                                                                                                          25,281
                                                                                                                        --------
             ASSET-BACKED FINANCING (0.2%)
      716    Airport Airplanes, Pass-Through Certificates,
                Series 1R, Class A8                                                            5.28       3/15/2019          686
                                                                                                                        --------
             Total asset-backed securities (cost: $23,652)                                                                25,967
                                                                                                                        --------
             MUNICIPAL OBLIGATIONS (0.2%)

             SPECIAL ASSESSMENT/TAX/FEE
    1,000    Short Pump Town Center Community Development Auth.,
                VA, RB(a) (cost: $1,000)                                                       6.26       2/01/2009        1,001
                                                                                                                        --------
             MORTGAGE-BACKED SECURITIES (0.5%)

             COMMERCIAL MORTGAGE-BACKED SECURITIES (0.4%)
    1,993    Banc of America Commercial Mortgage, Inc., Commercial
                Mortgage Pass-Through Certificates, Series 2005-6(a)                           5.54       9/10/2047        1,834
                                                                                                                        --------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)(e)
    8,586    Credit Suisse First Boston Corp., Series 1998-C1, Class AX
                (acquired 6/13/2003; cost: $418)(f)                                            1.17       5/17/2040          269
                                                                                                                        --------
             Total mortgage-backed securities (cost: $2,134)                                                               2,103
                                                                                                                        --------

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                                                          MARKET
   NUMBER                                                                                                                  VALUE
OF SHARES    SECURITY                                                                                                      (000)
--------------------------------------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (6.0%)

             COMMON STOCKS (2.8%)
             --------------------
             BROADCASTING & CABLE TV (0.3%)
   20,000    Comcast Corp. "A"*                                                                                         $    619
   32,516    RCN Corp.*                                                                                                      869
                                                                                                                        --------
                                                                                                                           1,488
                                                                                                                        --------
             CASINOS & GAMING (0.1%)
    5,000    Harrah's Entertainment, Inc.                                                                                    408
                                                                                                                        --------
             COMMODITY CHEMICALS (0.0%)(r)
   10,000    Lyondell Chemical Co.                                                                                           241
                                                                                                                        --------
             DIVERSIFIED BANKS (0.2%)
   15,000    Bank of America Corp.                                                                                           749
                                                                                                                        --------
             DIVERSIFIED METALS & MINING (0.1%)
   10,000    Compass Minerals International, Inc.                                                                            263
                                                                                                                        --------
             ELECTRIC UTILITIES (0.1%)
   15,000    American Electric Power Co., Inc.                                                                               502
                                                                                                                        --------
             HEALTH CARE FACILITIES (0.2%)
   10,000    Community Health Systems, Inc.*                                                                                 362
   10,000    Triad Hospitals, Inc.*                                                                                          412
                                                                                                                        --------
                                                                                                                             774
                                                                                                                        --------
             INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
   70,000    Citizens Communications Co.                                                                                     930
   30,000    Iowa Telecommunication Services, Inc.                                                                           541
                                                                                                                        --------
                                                                                                                           1,471
                                                                                                                        --------
             MULTI-LINE INSURANCE (0.1%)
    5,000    American International Group, Inc.                                                                              326
                                                                                                                        --------
             OIL & GAS STORAGE & TRANSPORTATION (0.1%)
   20,000    OMI Corp.                                                                                                       386
                                                                                                                        --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
   10,000    Citigroup, Inc.                                                                                                 500
                                                                                                                        --------
             PACKAGED FOODS & MEAT (0.1%)
   11,000    Reddy Ice Holdings, Inc.                                                                                        259
                                                                                                                        --------
             PHARMACEUTICALS (0.2%)
   10,000    Merck & Co., Inc.                                                                                               344
   20,000    Pfizer, Inc.                                                                                                    507
                                                                                                                        --------
                                                                                                                             851
                                                                                                                        --------
             REAL ESTATE INVESTMENT TRUSTS (0.5%)
   10,000    Entertainment Properties Trust                                                                                  409
   25,000    Maguire Properties, Inc.                                                                                        849
    5,000    Strategic Hotel Capital, Inc.                                                                                   113
   30,000    Sunstone Hotel Investors, Inc.                                                                                  862
                                                                                                                        --------
                                                                                                                           2,233
                                                                                                                        --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                                                          MARKET
   NUMBER                                                                                                                  VALUE
OF SHARES    SECURITY                                                                                                      (000)
--------------------------------------------------------------------------------------------------------------------------------
             STEEL (0.1%)
   20,000    Worthington Industries, Inc.                                                                               $    395
                                                                                                                        --------
             THRIFTS & MORTGAGE FINANCE (0.2%)
   20,000    Washington Mutual, Inc.                                                                                         901
                                                                                                                        --------
             TOBACCO (0.1%)
   15,000    UST, Inc.                                                                                                       659
                                                                                                                        --------
             Total common stocks (cost: $10,916)                                                                          12,406
                                                                                                                        --------
             PREFERRED SECURITIES (3.2%)
             ---------------------------
             AGRICULTURAL PRODUCTS (0.1%)
    5,000    Dairy Farmers of America, Inc., 7.875%, cumulative redeemable(a)                                                479
                                                                                                                        --------
             REAL ESTATE INVESTMENT TRUSTS (1.8%)
   30,000    AMB Property Corp., 7.00%, cumulative redeemable                                                                745
   40,000    Duke Realty Corp., 6.95%, cumulative redeemable                                                                 981
   70,000    Felcor Lodging Trust, Inc., Series C, 8.00%, perpetual                                                        1,718
   20,000    Maguire Properties, Inc., Series A, 7.625% cumulative redeemable                                                510
   20,000    New Plan Excel Realty Trust, Inc., depositary shares "E", 7.625%, cumulative redeemable                         507
   20,000    Parkway Properties, Inc., Series D, 8.00%, cumulative redeemable                                                519
   20,000    Public Storage, Inc., Series G, 7.00%, perpetual                                                                496
   20,000    Public Storage, Inc., Series C, 6.60%, perpetual                                                                467
   20,000    Regency Centers Corp., 7.25%, perpetual                                                                         506
   20,000    SL Green Realty Corp., Series C, 7.625%, perpetual                                                              507
   20,000    Sunstone Hotel Investors, Inc., Series A, 8.00%, perpetual                                                      515
   20,000    Tanger Factory Outlet Centers, Inc., Class C, 7.50%, perpetual                                                  494
                                                                                                                        --------
                                                                                                                           7,965
                                                                                                                        --------

PRINCIPAL
   AMOUNT
    (000)
---------
             REGIONAL BANKS (0.5%)
   $2,000    Farm Credit Bank of Texas, Series 1, 7.56%, cumulative perpetual                                              2,101
                                                                                                                        --------

   NUMBER
OF SHARES
---------
             REINSURANCE (0.4%)
   40,000    Arch Capital Group Ltd., 8.00%, perpetual                                                                     1,041
   20,000    Endurance Specialty Holdings Ltd., Series A, 7.75%, non-cumulative                                              475
                                                                                                                        --------
                                                                                                                           1,516
                                                                                                                        --------
             WIRELESS TELECOMMUNICATION SERVICES (0.4%)
   30,000    Crown Castle International Corp., 6.25%, cumulative redeemable(n)                                             1,657
                                                                                                                        --------
             Total preferred securities (cost: $13,338)                                                                   13,718
                                                                                                                        --------
             WARRANTS (0.0%)(b,r)
             --------------------
             BROADCASTING & CABLE TV (0.0%)(r)
      250    Ono Finance plc, Equity Value Certificates (United Kingdom)
                (acquired 7/16/2001; cost: $0)(a,f,j)*                                                                         -
                                                                                                                        --------

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                                                          MARKET
   NUMBER                                                                                                                  VALUE
OF SHARES    SECURITY                                                                                                      (000)
--------------------------------------------------------------------------------------------------------------------------------
             SEMICONDUCTORS (0.0%)(r)
      500    Asat Finance, LLC (acquired 10/20/1999; cost: $0)(a,f,j)*                                                  $      -
                                                                                                                        --------
             Total warrants (cost: $0)                                                                                         -
                                                                                                                        --------
             Total equity securities (cost: $24,254)                                                                      26,124
                                                                                                                        --------

PRINCIPAL
   AMOUNT                                                                                    COUPON
    (000)                                                                                      RATE        MATURITY
---------                                                                                    ------        --------
             MONEY MARKET INSTRUMENTS (4.2%)

             COMMERCIAL PAPER (2.4%)
             -----------------------
             DIVERSIFIED CHEMICALS
  $10,406    Englehard Corp.                                                                   4.88%      5/01/2006       10,406
                                                                                                                        --------
             VARIABLE-RATE DEMAND NOTES (1.8%)(p)
             ------------------------------------
             ELECTRIC UTILITIES (0.9%)
    3,880    Sempra Energy ESOP, Series 1999A (NBGA)(a)                                        5.50(o)   11/01/2014        3,880
                                                                                                                        --------
             HEALTH CARE FACILITIES (0.4%)
    1,985    Louisiana Public Facilities Auth., RB,
                Series 2002D (LOC - Hibernia National Bank)                                    5.68(o)    7/01/2028        1,985
                                                                                                                        --------
             HOME FURNISHINGS (0.5%)
    2,000    Caddo Parrish, LA, IDB, IDRB, Series 2004 (LOC - Hibernia National Bank)          5.70(o)    7/01/2024        2,000
                                                                                                                        --------
                                                                                                                           7,865
                                                                                                                        --------
             Total money market instruments (cost: $18,271)                                                               18,271
                                                                                                                        --------
             SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
             FROM SECURITIES LOANED (1.2%)(q)

             REPURCHASE AGREEMENTS (0.9%)(h)
    4,000       Credit Suisse First Boston, LLC, 4.78%, acquired on 4/28/2006 and due 5/01/2006 at $4,000 (collateralized by $4,220 of Freddie
                Mac Discount Notes(l), 5.08%(k), due 12/12/2006; market value $4,084)                                      4,000
                                                                                                                        --------

   NUMBER
OF SHARES
---------
             MONEY MARKET FUNDS (0.3%)
1,076,306    AIM Short-Term Investment Co. Liquid Assets Portfolio                             4.72%(i)          --        1,076
                                                                                                                        --------
             Total short-term investments purchased with cash collateral from
                securities loaned (cost: $5,076)                                                                           5,076
                                                                                                                        --------

             TOTAL INVESTMENTS (COST: $426,604)                                                                         $433,717
                                                                                                                        ========

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           to Portfolio of INVESTMENTS

USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA High-Yield Opportunities Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. Security valuation - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

             1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

             2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

             3. Investments in open-end investment companies, other than ETFs, are valued at their net asset value (NAV) each business day.

             4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

             5. Repurchase agreements are valued at cost, which approximates market value.

             6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

14

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           to Portfolio of INVESTMENTS
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2006 (UNAUDITED)

         B. As of April 30, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2006, were $11,998,000 and $4,885,000, respectively, resulting in net unrealized appreciation of $7,113,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $431,863,000 at April 30, 2006, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

         (b) Warrants entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

         (c) Stepped coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

         (d) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

         (e) Interest-only commercial mortgage-backed securities (IO CMBSs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. IO CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

         (f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Company's Board of Directors. The aggregate market value of these securities at April 30, 2006, was $269,000, which represented 0.1% of the Fund's net assets.

         (g) The security or a portion thereof was out on loan as of April 30, 2006. The aggregate fair market value of the loaned portion of these securities as of April 30, 2006, was approximately $4,902,000.

         (h) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S.
             government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2006 (UNAUDITED)

             price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

         (i) Rate represents the money market fund annualized seven-day yield at April 30, 2006.

         (j) Security was fair valued at April 30, 2006, by the Manager in accordance with valuation procedures approved by the Company's Board of Directors.

         (k) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (l) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (m) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         (n) Pay-in-kind (PIK) - security in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The security issued with the interest or dividend payment option usually has the same terms, including maturity date, as the PIK securities.

         (o) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2006.

         (p) Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. Such securities will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         (q) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the
             securities   when  due,  and  that  the  value  of  the  short-term
             investments will be less than the amount of cash collateral required to be returned to the borrower.

         (r) Represents less than 0.1% of net assets.

         * Non-income-producing security for the 12 months preceding April 30, 2006.

16

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2006 (UNAUDITED)

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

         EETC      Enhanced Equipment Trust Certificate
         ESOP      Employee Stock Ownership Plan
         IDB       Industrial Development Board
         IDRB      Industrial Development Revenue Bond
         MTN       Medium-Term Note
         RB        Revenue Bond

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. A high-quality bank, insurance company, other corporation, or a collateral trust may provide the enhancement.

         (LOC) Principal and interest payments are guaranteed by a bank letter of credit.
         (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from Sempra Energy.

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                 USAA         ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48486-0606                                   (C)2006, USAA. All rights reserved.


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the index funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    JUNE 19, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    JUNE 20, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    JUNE 20, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.